Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following as of the periods presented:

	December 31,
(in thousands)	2021	2020
Deferred debt commitment costs	$46,632	$—
Deferred equity issuance costs	6,085	—
Deferred cost of sales	2,950	3,573
Other current assets	1,972	1,643

Prepaid expenses and other current assets	$57,639	$5,216

Summary of Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following as of the periods presented:

	December 31,
(in thousands)	2021	2020
Current warrant and derivative liabilities (1)	$68,518	$—
Payroll-related accruals	5,771	1,834
Other current liabilities	1,847	797

Accrued expenses and other current liabilities	$76,136	$2,631

(1)	Refer to Note 6 “Warrants and Derivatives” for further discussion.

Summary of individual customers
The table below presents individual customers who accounted for more than 10% of the Company’s revenue for the periods presented:

	Year Ended December 31,
	2021	2020
Customer A	50%	22%
Customer B	6%	13%

Total	56%	35%

The table below presents individual customers who accounted for more than 10% of the Company’s accounts receivable, net of allowance for credit losses, as of the periods presented:

	December 31,
	2021	2020
Customer A	32%	9%
Customer B	19%	37%
Customer C	14%	15%
Customer D	13%	3%
Customer E	10%	9%

Total	88%	73%